(LOSS) INCOME PER SHARE (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Numerator:
Net income (loss) attributable to the Company	$ (491,708)	$ 84,423	$ (739,725)	$ (204,153)
Weighted-average shares outstanding
- Basic	14,256,576	13,471,273	14,143,498	12,719,624
- Diluted	14,256,576	13,471,273	14,143,498	12,719,624
(Loss) Earning per share:
- Basic	$ (0.0345)	$ 0.0063	$ (0.0523)	$ (0.0161)
- Diluted	$ (0.0345)	$ 0.0063	$ (0.0523)	$ (0.0161)